Cost of revenue (Details) - USD ($)	12 Months Ended			53 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023
Cost of revenue
Amortization expenses	$ 5,800,442	$ 7,751,161	$ 6,651,329
Depreciation expenses of server hardware	3,943,495	4,172,837	3,689,815
Website maintenance fee	1,510,417	2,746,431	1,565,281
Resource usage fees	1,510,417	1,622,891	1,407,768
Virtual simulation fee	555,560	1,106,713	1,279,050
Maintenance material consumption fees	1,918	15,458	39,425
Employee compensation	146,602	160,338
Employee benefit expenses	10,281	9,199
Impairment	13,800,583
Other	21,175	88,171	79,743
Total	27,300,890	17,673,199	$ 14,712,411
Institutions usage of resource validity period				5 years
Impairment to property, plant and equipment	5,749,384	$ 0
Impairment to intangible asset	$ 8,051,199